Note 15 - Income Taxes	12 Months Ended
Nov. 30, 2020
Income Tax Disclosure [Abstract]
Income Taxes

The Company files Canadian income tax returns for its Canadian operations. Separate income tax returns are filed as locally required.

The total provision for income taxes differs from the amount which would be computed by applying the Canadian income tax rate to loss before income taxes. The reasons for these differences are as follows:

	November 30,	November 30,	November 30,
	2020	2019	2018
	%	%	%

Statutory income tax rate	26.5	26.5	26.5

	$	$	$

Statutory income tax recovery	(889,905)	(2,143,853)	(3,643,080)
Increase (decrease) in income taxes

Non-deductible expenses/non-taxable income	47,287	79,210	263,650
Change in valuation allowance	843,877	2,425,721	4,861,770
Investment tax credit	—	(364,955)	(466,052)
Financing costs booked to equity	—	—	(1,049,430)
Difference in foreign tax rates	—	(1,487)	290
True up of tax returns	—	—	11,029
Tax loss expired and other	(9,069)	—	21,823
Global intangible low-taxed income (GILTI)	40,643	—	—
Income tax expense (recovery)	32,833	(5,364)	—

The Company's income tax expense (recovery) is allocated as follows:

Current tax expense	32,833	5,678	—
Deferred tax recovery	—	(11,042)	—

The Company recognizes deferred tax assets and liabilities for the expected future tax consequences of temporary differences between the carrying amounts and the tax basis of assets and liabilities and certain carry-forward balances. Significant temporary differences and carry-forwards are as follows:

	November 30,	November 30,
	2020	2019
	$	$

Deferred tax assets
Non-capital loss carry-forwards	14,690,358	13,031,063
Book and tax basis differences on assets and liabilities	1,274,734	1,151,545
Other	1,263,175	1,514,224
Investment tax credit	3,405,090	3,759,118
Undeducted research and development expenditures	4,990,176	5,366,539
Capital loss carryforwards	318,915	322,983
Share issuance cost	492,243	813,208
	26,434,691	25,958,680
Deferred tax liabilities
Unrealized foreign exchange gain	(271,913)	(279,062)
Convertible debentures	(4,132)	(14,627)
	(276,045)	(293,689)

Valuation allowances for deferred tax assets	(26,158,646)	(25,664,991)
Net deferred tax assets	—	—

Deffered tax assets and liabilities have been offset where they relate to income taxes levied by the same taxation authority and the Company has the legal right and intent to offset.

Movement in net deferred tax assets (liabilities):

	2020	2019
	$	$
Balance at the beginning of the year	—	—
Recognized in profit/loss	—	(11,042)
Recognized in shareholders' equity	—	11,042
Balance at the end of the year	—	—

At November 30, 2020, the Company had cumulative operating losses available to reduce future years’ income for income tax purposes:

Canadian income tax losses expiring in the year ended November 30,	Federal
$
2028	182,222
2029	555,539
2030	3,373,079
2031	5,532,739
2032	5,750,053
2033	4,562,538
2034	149,927
2035	2,634,823
2036	3,404,504
2037	4,328,444
2038	11,534,818
2039	8,614,862
2040	4,811,764
55,435,312

The Company has had no taxable income under the Federal and Provincial tax laws of Canada for the year ended November 30, 2020. The Company has non-capital loss carry-forwards at November 30, 2020, totaling $55,435,312 in Canada that must be offset against future taxable income. If not utilized, the loss carry-forwards will expire between 2028 and 2040.

At November 30, 2020, the Company had a cumulative carry-forward pool of Canadian Federal Scientific Research & Experimental Development expenditures in the amount of $18,830,851 (2019 - $20,251,089) which can be carried forward indefinitely.

At November 30, 2020, the Company had approximately $3,508,087 (2019 - $3,887,669) of unclaimed Investment Tax Credits which expire from 2025 to 2039. These credits are subject to a full valuation allowance as they are not more likely than not to be realized.

The net deferred tax assets have been fully offset by a valuation allowance because it is not more likely than not the Company will realize the benefit of these deferred tax assets. The Company does not have any recognized tax benefits as of November 30, 2020 or November 30, 2019.

The Company files unconsolidated federal income tax returns domestically and in foreign jurisdictions. The Company has open tax years from 2009 to 2019 with tax jurisdictions including Canada and the U.S. These open years contain certain matters that could be subject to differing interpretations of applicable tax laws and regulations, as they relate to amount, timing, or inclusion of revenues and expenses.

The Company had no accrued interest and penalties as of November 30, 2020, 2019 and 2018.